Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (74.6%)
$5,800	Federal Farm Credit Banks, USBMMY3M + 0.115% (1)	(AA+, Aaa)	02/24/22	0.220	$5,801,842
78,750	Federal Farm Credit Banks	(AA+, Aaa)	04/08/22	0.950	78,860,097
28,000	Federal Farm Credit Banks, USBMMY3M + 0.270% (1)	(AA+, Aaa)	05/16/22	0.375	28,091,191
10,000	Federal Farm Credit Banks	(AA+, Aaa)	06/30/22	1.000	10,009,653
40,000	Federal Farm Credit Banks, SOFR + 0.310% (1)	(AA+, Aaa)	11/07/22	0.410	39,976,974
20,000	Federal Farm Credit Banks, USBMMY3M + 0.420% (1)	(AA+, Aaa)	11/07/22	0.525	20,068,721
99,000	Federal Farm Credit Banks, SOFR + 0.380% (1)	(AA+, Aaa)	05/08/23	0.480	98,972,479
16,401	Federal Farm Credit Banks	(AA+, Aaa)	04/09/25	1.150	16,410,621
45,500	Federal Farm Credit Banks	(AA+, Aaa)	11/25/25	2.050	45,639,739
6,010	Federal Farm Credit Banks	(AA+, Aaa)	10/15/26	2.230	6,028,014
25,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	09/02/20	0.133	24,997,044
39,200	Federal Home Loan Banks, LIBOR 1M - 0.010% (1)	(AA+, Aaa)	04/05/21	0.156	39,211,299
34,300	Federal Home Loan Banks, LIBOR 1M - 0.010% (1)	(AA+, Aaa)	05/03/21	0.146	34,292,044
25,500	Federal Home Loan Banks, LIBOR 1M + 0.000% (1)	(AA+, Aaa)	10/15/21	0.175	25,484,556
42,000	Federal Home Loan Banks, SOFR + 0.150% (1)	(AA+, Aaa)	11/15/21	0.250	41,986,505
21,000	Federal Home Loan Banks	(AA+, Aaa)	08/21/24	2.000	21,014,320
36,900	Federal Home Loan Mortgage Corp., SOFR + 0.145% (1)	(AA+, Aaa)	12/09/21	0.245	36,894,954
59,800	Federal Home Loan Mortgage Corp., SOFR + 0.130% (1)	(AA+, Aaa)	08/05/22	0.230	59,703,013
19,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	19,083,284
40,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/28/23	0.450	40,807,167
24,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	24,477,852
28,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/20/26	0.900	28,805,467
31,300	Federal National Mortgage Association, SOFR + 0.320% (1)	(AA+, Aaa)	10/22/21	0.420	31,356,052
34,000	Federal National Mortgage Association, SOFR + 0.360% (1)	(AA+, Aaa)	01/20/22	0.460	34,108,429
25,000	Federal National Mortgage Association, SOFR + 0.300% (1)	(AA+, Aaa)	01/27/22	0.400	25,057,612
97,500	Federal National Mortgage Association, SOFR + 0.350% (1)	(AA+, Aaa)	04/07/22	0.450	97,764,517
33,100	Federal National Mortgage Association, SOFR + 0.390% (1)	(AA+, Aaa)	04/15/22	0.490	33,227,892
24,000	Federal National Mortgage Association, SOFR + 0.180% (1)	(AA+, Aaa)	05/13/22	0.280	24,003,583
28,800	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	28,824,450
27,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	27,009,148
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	21,633,535
23,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	23,627,001
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,091,477,969)					1,093,229,055

UNITED STATES TREASURY OBLIGATIONS (16.9%)
5,000	United States Treasury Bills (2)	(AA+, Aaa)	08/13/20	0.125	4,999,889
16,000	United States Treasury Bills (2)	(AA+, Aaa)	10/08/20	0.128	15,997,360
20,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.220% (1),(3)	(AA+, Aaa)	07/31/21	0.325	20,039,693
40,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.300% (1),(4)	(AA+, Aaa)	10/31/21	0.405	40,137,590
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154% (1),(4)	(AA+, Aaa)	01/31/22	0.259	50,089,165
117,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.114% (1)	(AA+, Aaa)	04/30/22	0.219	117,149,870
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $248,115,049)					248,413,567

TOTAL INVESTMENTS AT VALUE (91.5%) (Cost $1,339,593,018)					1,341,642,622

OTHER ASSETS IN EXCESS OF LIABILITIES (8.5%)					124,481,906

NET ASSETS (100.0%)					$1,466,124,528

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2020.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2020.
(3)	At July 31, 2020, $5,009,900 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(4)	At July 31, 2020, $40,849,553 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 30, 2020 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Soybean Meal Futures	USD	Mar 2021	777	$23,146,830	$(1,059,649)
Energy
Light Sweet Crude Oil Futures	USD	Dec 2020	207	8,532,540	$1,286,685
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Sep 2020	(207)	(8,335,890)	$(942,826)
					$(715,790)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$36,889,574	08/25/20	Bank of America	Bloomberg Commodity Index Total Return	0.21%	At Maturity	$—	$171,360
USD	11,746,550	08/25/20	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.22%	At Maturity	—	146,512
USD	28,689,102	08/25/20	Bank of America	Bloomberg Commodity Index 3 Month Forward Total Return	0.22%	At Maturity	—	373,245
USD	11,601,360	08/25/20	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(a)	0.26%	At Maturity	—	149,306
USD	156,260,700	08/25/20	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.36%	At Maturity	—	1,372,202
USD	69,388,862	08/25/20	BNP Paribas	Bloomberg Commodity Index Total Return	0.23%	At Maturity	—	560,618
USD	9,813,135	08/25/20	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	0.25%	At Maturity	—	122,350

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 30, 2020 (unaudited)

Commodity Index Swap Contracts (Continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$140,580,461	08/25/20	Citigroup	Bloomberg Commodity Index Total Return	0.21%	At Maturity	$—	$1,136,160
USD	138,090,946	08/25/20	Goldman Sachs	Bloomberg Commodity Index Total Return	0.20%	At Maturity	—	1,116,343
USD	56,831,519	08/25/20	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	0.26%	At Maturity	—	708,350
USD	39,572,018	08/25/20	JP Morgan	Bloomberg Commodity Index Total Return	0.20%	At Maturity	—	319,905
USD	13,988,042	08/25/20	JP Morgan	Bloomberg Commodity Index 2 Month Forward Total Return	0.22%	At Maturity	—	174,485
USD	56,700,372	08/25/20	Macquarie	Bloomberg Commodity Index Total Return	0.19%	At Maturity	—	458,496
USD	157,669,741	08/25/20	Macquarie	Macquarie Commodity Customized Product 112T Index(b)	0.36%	At Maturity	—	1,343,110
USD	42,477,377	08/25/20	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.24%	At Maturity	—	529,626
USD	146,879,967	08/25/20	RBC Capital	Bloomberg Commodity Index Total Return	0.22%	At Maturity	—	1,186,750
USD	59,058,708	08/25/20	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	0.28%	At Maturity	—	735,851
USD	16,459,821	08/25/20	Societe Generale	Bloomberg Commodity Index Total Return	0.21%	At Maturity	—	133,027
USD	434,322	08/25/20	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	0.24%	At Maturity	—	5,415
USD	175,714,881	08/25/20	Societe Generale	Societe Generale P04 TR Index(c)	0.36%	At Maturity	—	1,847,190

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 30, 2020 (unaudited)

Commodity Index Swap Contracts (Continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$68,779,682	08/25/20	UBS	Bloomberg Commodity Index Total Return	0.21%	At Maturity	$—	$555,872
USD	13,893,970	08/25/20	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	0.23%	At Maturity	—	173,266
								$13,319,439

Commodity Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$(24,254,055)	02/19/21	Bank of America	Return on Soybean Meal Mar 2021 Futures	—	At Maturity	$—	$1,107,225

(a)	The index constituents are available on the counterparty's website.
(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 30, 2020 (unaudited)

Commodity Name	Weight	Quantity(1)	7/31/20 Value(2)
COMEX Gold DEC 20 Futures	18.84%	150.89	29,964,647
COMEX High Grade Copper SEP 20 Futures	7.96%	176.60	12,662,304
NYMEX Nat Gas SEP 20 Futures	7.17%	633.51	11,396,795
CBOT Soybeans NOV 20 Futures	5.81%	206.94	9,234,634
NYMEX WTI Crude Oil NOV 20 Futures	5.58%	216.74	8,866,767
COMEX Silver SEP 20 Futures	5.39%	70.79	8,570,695
CBOT Corn SEP 20 Futures	5.25%	528.50	8,350,349
ICE Brent Crude Oil NOV 20 Futures	4.86%	176.09	7,721,650
LME Aluminium SEP 20 Futures	4.45%	166.97	7,082,584
CME Live Cattle OCT 20 Futures	3.71%	136.55	5,891,997
LME Zinc DEC 20 Futures	3.69%	101.02	5,869,172
CBOT Soy Meal DEC 20 Futures	3.55%	189.92	5,646,438
CBOT Wheat SEP 20 Futures	3.08%	184.36	4,896,982
LME Nickel SEP 20 Futures	2.99%	57.64	4,759,705
NYBOT Sugar OCT 20 Futures	2.94%	330.13	4,673,608
NYBOT Coffee SEP 20 Futures	2.91%	103.80	4,629,987
CBOT Bean Oil DEC 20 Futures	2.79%	240.10	4,431,248
ICE Gas Oil SEP 20 Futures	1.67%	72.48	2,663,588
NYMEX Unleaded Gasoline SEP 20 Futures	1.65%	53.35	2,624,325
NYBOT Cotton DEC 20 Futures	1.48%	75.07	2,351,872
KCBOT Kansas Wheat SEP 20 Futures	1.46%	104.97	2,322,495
CME Lean Hogs OCT 20 Futures	1.40%	112.49	2,233,023
NYMEX Heating Oil SEP 20 Futures	1.37%	42.42	2,180,914

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2020.
(2)	Value represents product of price, quantity and contract multiplier.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2020 (unaudited)

(c) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/20 Value(2)
COMEX Gold DEC 20 Futures	18.46%	165.07	32,780,618
NYMEX Nat Gas SEP 20 Futures	8.20%	809.71	14,566,598
COMEX High Grade Copper DEC 20 Futures	7.94%	195.07	14,096,021
CBOT Soybeans NOV 20 Futures	5.72%	227.42	10,148,496
NYMEX WTI Crude Oil JAN 21 Futures	5.62%	240.45	9,976,247
COMEX Silver DEC 20 Futures	5.33%	77.38	9,466,602
CBOT Corn DEC 20 Futures	5.24%	569.00	9,303,232
ICE Brent Crude Oil JAN 21 Futures	4.88%	194.67	8,656,853
LME Aluminium DEC 20 Futures	4.45%	183.93	7,902,153
CME Live Cattle OCT 20 Futures	3.64%	149.96	6,470,887
LME Zinc DEC 20 Futures	3.62%	110.70	6,431,820
CBOT Soy Meal DEC 20 Futures	3.46%	206.72	6,145,922
CBOT Wheat DEC 20 Futures	2.99%	197.11	5,309,537
LME Nickel DEC 20 Futures	2.97%	63.56	5,266,918
NYBOT Sugar OCT 20 Futures	2.90%	363.51	5,146,166
NYBOT Coffee DEC 20 Futures	2.82%	109.62	4,998,778
CBOT Bean Oil DEC 20 Futures	2.78%	267.48	4,936,626
NYMEX Unleaded Gasoline JAN 21 Futures	1.70%	65.70	3,011,697
ICE Gas Oil NOV 20 Futures	1.68%	79.26	2,974,406
NYBOT Cotton DEC 20 Futures	1.48%	83.72	2,622,805
KCBOT Kansas Wheat DEC 20 Futures	1.39%	109.29	2,475,416
NYMEX Heating Oil NOV 20 Futures	1.37%	46.03	2,431,022
CME Lean Hogs OCT 20 Futures	1.37%	122.38	2,429,246

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2020.
(2)	Value represents product of price, quantity and contract multiplier.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be affected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$1,093,229,055	$—	$1,093,229,055
United States Treasury Obligations	—	248,413,567	—	248,413,567
	$—	$1,341,642,622	$—	$1,341,642,622
Other Financial Instruments*
Futures Contracts	$1,286,685	$—	$—	$1,286,685
Swap Contracts**	—	14,426,664	—	14,426,664

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$2,002,475	$—	$—	$2,002,475

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2020, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.